Exhibit 99.1

FIFTH THIRD AUTO TRUST 2008-1

Distribution and Pool Performance Information

Determination Date: April 11, 2008

DATES

Cutoff Date	2/29/2008
Closing Date	3/31/2008
Collection Period	1
Collection Period Beginning Date	3/01/2008
Collection Period Ending Date	3/31/2008
LIBOR Determination Date	3/27/2008
Payment Date	4/15/2008

I. DEAL SUMMARY

	Initial Balance	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance	Note Factor	Final Maturity
Class A-1 Notes	$201,000,000.00	$201,000,000.00	$28,155,927.85	$172,844,072.15	0.859921	4/15/2009
Class A-2-A Notes	$102,000,000.00	$102,000,000.00	$0.00	$102,000,000.00	1.000000	2/15/2011
Class A-2-B Notes	$143,000,000.00	$143,000,000.00	$0.00	$143,000,000.00	1.000000	2/15/2011
Class A-3-A Notes	$157,000,000.00	$157,000,000.00	$0.00	$157,000,000.00	1.000000	1/17/2012
Class A-4-A Notes	$117,000,000.00	$117,000,000.00	$0.00	$117,000,000.00	1.000000	1/15/2013
Class A-4-B Notes	$30,000,000.00	$30,000,000.00	$0.00	$30,000,000.00	1.000000	1/15/2013
Class B Notes	$20,925,000.00	$20,925,000.00	$0.00	$20,925,000.00	1.000000	12/15/2015
Class C Notes	$20,514,000.00	$20,514,000.00	$0.00	$20,514,000.00	1.000000	12/15/2015
Class D Notes	$23,386,000.00	$23,386,000.00	$0.00	$23,386,000.00	1.000000	12/15/2015

Total Securities	$814,825,000.00	$814,825,000.00	$28,155,927.85	$786,669,072.15	0.965445
Overcollateralization	$5,743,928.00	$5,743,928.00		$9,504,620.33
Reserve Account Balance	$2,051,422.03	$2,051,422.03		$2,051,422.03
Net Pool Balance	$820,573,733.90	$820,573,733.90		$796,173,692.48

	Coupon Rate	Beginning Period Balance	Interest Distributable Amount
Class A-1 Notes	2.73023%	$201,000,000.00	$228,656.76
Class A-2-A Notes	3.58%	$102,000,000.00	$152,150.00
Class A-2-B Notes	LIBOR + 1.25%	$143,000,000.00	$235,577.60
Class A-3-A Notes	4.07%	$157,000,000.00	$266,245.83
Class A-4-A Notes	4.81%	$117,000,000.00	$234,487.50
Class A-4-B Notes	LIBOR + 2.00%	$30,000,000.00	$58,796.88
Class B Notes	5.51%	$20,925,000.00	$48,040.31
Class C Notes	6.08%	$20,514,000.00	$51,968.80
Class D Notes	6.66%	$23,386,000.00	$64,896.15

		$814,825,000.00	$1,340,819.83

	Principal Payments per $1,000 of Original Face Amount	Interest Payments per $1,000 of Original Face Amount	Total Payments per $1,000 of Original Face Amount
Class A-1 Notes	$140.08	$1.14	$141.22
Class A-2-A Notes	$0.00	$1.49	$1.49
Class A-2-B Notes	$0.00	$1.65	$1.65
Class A-3-A Notes	$0.00	$1.70	$1.70
Class A-4-A Notes	$0.00	$2.00	$2.00
Class A-4-B Notes	$0.00	$1.96	$1.96
Class B Notes	$0.00	$2.30	$2.30
Class C Notes	$0.00	$2.53	$2.53
Class D Notes	$0.00	$2.78	$2.78

FIFTH THIRD AUTO TRUST 2008-1

Distribution and Pool Performance Information

Determination Date: April 11, 2008

II. AVAILABLE FUNDS

Interest Collections	$5,421,289.59
Principal Collections	$24,351,074.88
Liquidation Proceeds	$48,966.54
Recoveries	$0.00

Total Collections	$29,821,331.01
Repurchase Amounts Related to Principal	$0.00
Repurchase Amounts Related to Interest	$0.00

Total Repurchases	$0.00
Reserve Account Draw Amount	$0.00
Net Swap Receipt - Class A-2-B	$19,588.02
Net Swap Receipt - Class A-4-B	$0.00

Total Net Swap Receipts	$19,588.02
Total Available Funds	$29,840,919.03

III. DISTRIBUTIONS
		Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fees		$341,905.72	$341,905.72	$0.00	$0.00	$29,499,013.31
Net Swap Payment - Class A-2-B		$0.00	$0.00	$0.00	$0.00	$29,499,013.31
Net Swap Payment - Class A-4-B		$2,265.62	$2,265.62	$0.00	$0.00	$29,496,747.69
Senior Swap Termination Payments		$0.00	$0.00	$0.00	$0.00	$29,496,747.69
Class A-1 Note Interest		$228,656.76	$228,656.76	$0.00	$0.00	$29,268,090.93
Class A-2-A Note Interest		$152,150.00	$152,150.00	$0.00	$0.00	$29,115,940.93
Class A-2-B Note Interest		$235,577.60	$235,577.60	$0.00	$0.00	$28,880,363.33
Class A-3-A Note Interest		$266,245.83	$266,245.83	$0.00	$0.00	$28,614,117.50
Class A-4-A Note Interest		$234,487.50	$234,487.50	$0.00	$0.00	$28,379,630.00
Class A-4-B Note Interest		$58,796.88	$58,796.88	$0.00	$0.00	$28,320,833.12
First Allocation of Principal		$0.00	$0.00	$0.00	$0.00	$28,320,833.12
Class B Note Interest		$48,040.31	$48,040.31	$0.00	$0.00	$28,272,792.80
Second Allocation of Principal		$0.00	$0.00	$0.00	$0.00	$28,272,792.80
Class C Note Interest		$51,968.80	$51,968.80	$0.00	$0.00	$28,220,824.00
Third Allocation of Principal		$0.00	$0.00	$0.00	$0.00	$28,220,824.00
Class D Note Interest		$64,896.15	$64,896.15	$0.00	$0.00	$28,155,927.85
Fourth Allocation of Principal		$18,651,307.52	$18,651,307.52	$0.00	$0.00	$9,504,620.33
Reserve Account Deposit		$0.00	$0.00	$0.00	$0.00	$9,504,620.33
Regular Principal Distribution Amount		$9,504,620.33	$9,504,620.33	$0.00	$0.00	$0.00
Subordianted Swap Termination Payments		$0.00	$0.00	$0.00	$0.00	$0.00
Owner & Indenture Trustee Fees		$0.00	$0.00	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder		$0.00	$0.00	$0.00	$0.00	$0.00

		$29,840,919.03	$29,840,919.03
Principal Payment:
	First Allocation of Principal		$0.00
	Second Allocation of Principal		$0.00
	Third Allocation of Principal		$0.00
	Fourth Allocation of Principal		$18,651,307.52
	Regular Principal Distribution Amount		$9,504,620.33
Total			$28,155,927.85

FIFTH THIRD AUTO TRUST 2008-1

Distribution and Pool Performance Information

Determination Date: April 11, 2008

IV. POOL INFORMATION

	Initial Period	Beginning of Current Period	End of Current Period	Pool Factor
Pool Balance	$820,573,733.90	$820,573,733.90	$796,173,692.48	0.970265
Number of Receivables Outstanding	50,188	50,188	49,582
Weighted Average Contract Rate	8.20	8.20	8.20
Weighted Average Remaining Term (mos)	57	57	55

V. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Account Balance	$2,051,422.00
Target Credit Enhancement Overcollateralization Amount	$13,539,388.00
Beginning Period Overcollateralization Amount	$5,743,928.00
Ending Period Overcollateralization Amount	$9,504,620.33
Overcollateralization Shortfall	$4,034,767.67

V. RESERVE ACCOUNT RECONCILIATION

Specified Reserve Account Balance	$2,051,422.00
Beginning Reserve Account Balance	$2,051,422.03
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,051,422.03

VI. LOSS & DELINQUENCY INFORMATION

	# of Receivables	Amount
Realized Losses for Collection Period	0	$0.00
(Recoveries for Collection Period)	0	$0.00

Losses Net of Recoveries for Collection Period	0	$0.00
Annualized Losses Net of Recoveries for Collection Period as % of Ending Pool Balance		0.00%
Cumulative Losses Net of Recoveries for All Collection Periods		$0.00
Cumulative Losses Net of Recoveries as % or Initial Pool Balance		0.00%
Receivables 30-59 Days Delinquent	203	$3,729,334.46
As % of Ending Pool Balance	0.41%	0.47%
Receivables 60-89 Days Delinquent	1	$16,863.69
As % of Ending Pool Balance	0.00%	0.00%
Receivables 90+ Days Delinquent	0	$0.00
As % of Ending Pool Balance	0.00%	0.00%

Total Delinquencies	204	$3,746,198.15
As % of Ending Pool Balance	0.41%	0.47%

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